SCHEDULE OF NOTE PAYABLE (Details) - USD ($)			1 Months Ended				2 Months Ended	12 Months Ended
		Aug. 22, 2019	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	Jan. 31, 2018	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Unamortized discount			$ (819,500)		$ (57,467)		$ (86,000)	$ (777,610)	$ (370,584)
Total								$ 4,672,096	3,595,561
Number of new stock issued			11,000,000	50,000	400,000	466,667	1,650,000	17,275,871
Note Payable One [Member]
Short-term Debt [Line Items]
Original amount	[1]							$ 200,000
Origination date	[1]							Mar. 04, 2018
Maturity date	[1]							Dec. 31, 2018
Effective annual interest rate	[1]							12.00%
Debt instrument, balance	[1]							$ 200,000	200,000
Note Payable Two [Member]
Short-term Debt [Line Items]
Original amount	[2]							$ 7,000
Origination date	[2]							Jan. 09, 2019
Debt instrument, balance	[2]							$ 9,073	8,689
Note Payable Three [Member]
Short-term Debt [Line Items]
Original amount	[3]							$ 400,000
Origination date	[3]							Nov. 01, 2018
Maturity date	[3]							May 01, 2019
Effective annual interest rate	[3]							12.00%
Debt instrument, balance	[3]							$ 400,000	400,000
Note Payable Four [Member]
Short-term Debt [Line Items]
Original amount	[4]							$ 300,000
Origination date	[4]							Dec. 31, 2018
Maturity date	[4]							Dec. 31, 2020
Debt instrument, balance	[4]								300,000
Note Payable Five [Member]
Short-term Debt [Line Items]
Original amount	[5]							$ 55,000
Origination date	[5]							Jan. 14, 2019
Maturity date	[5]							Mar. 15, 2019
Effective annual interest rate	[5]							15.00%
Debt instrument, balance	[5]							$ 30,000	30,000
Note Payable Six [Member]
Short-term Debt [Line Items]
Original amount	[6]							$ 150,000
Origination date	[6]							Mar. 01, 2019
Maturity date	[6]							Sep. 30, 2019
Effective annual interest rate	[6]							20.00%
Debt instrument, balance	[6]							$ 0	0
Note Payable Seven [Member]
Short-term Debt [Line Items]
Original amount	[7]							$ 450,000
Origination date	[7]							May 01, 2019
Maturity date	[7]							May 01, 2020
Effective annual interest rate	[7]							18.00%
Debt instrument, balance	[7]							$ 0	450,000
Note Payable Eight [Member]
Short-term Debt [Line Items]
Original amount	[8]							$ 180,000
Origination date	[8]							Jul. 05, 2019
Maturity date	[8]							Jan. 01, 2020
Effective annual interest rate	[8]							18.00%
Debt instrument, balance	[8]							$ 0	180,000
Note Payable Nine [Member]
Short-term Debt [Line Items]
Original amount	[9]							$ 180,000
Origination date	[9]							Jul. 15, 2019
Maturity date	[9]							Jan. 11, 2020
Effective annual interest rate	[9]							18.00%
Debt instrument, balance	[9]							$ 0	180,000
Note Payable Ten [Member]
Short-term Debt [Line Items]
Original amount	[10]							$ 225,000
Origination date	[10]							Aug. 22, 2019
Maturity date	[10]							Mar. 31, 2020
Debt instrument, balance	[10]							$ 225,000	165,000
Note Payable Ten [Member] | Unrelated Party [Member]
Short-term Debt [Line Items]
Number of new stock issued		10,000
Note Payable Eleven [Member]
Short-term Debt [Line Items]
Original amount	[11]							$ 180,000
Origination date	[11]							Aug. 26, 2019
Maturity date	[11]							Feb. 22, 2020
Effective annual interest rate	[11]							18.00%
Debt instrument, balance	[11]							$ 0	180,000
Note Payable Twelve [Member]
Short-term Debt [Line Items]
Original amount	[12]							$ 180,000
Origination date	[12]							Sep. 05, 2019
Maturity date	[12]							Mar. 03, 2020
Effective annual interest rate	[12]							18.00%
Debt instrument, balance	[12]							$ 0	180,000
Note Payable Thirteen [Member]
Short-term Debt [Line Items]
Original amount	[13]							$ 90,000
Origination date	[13]							Sep. 13, 2019
Maturity date	[13]							Mar. 11, 2020
Effective annual interest rate	[13]							18.00%
Debt instrument, balance	[13]							$ 0	90,000
Note Payable Fourteen [Member]
Short-term Debt [Line Items]
Original amount	[14]							$ 180,000
Origination date	[14]							Sep. 13, 2019
Maturity date	[14]							Mar. 11, 2020
Effective annual interest rate	[14]							18.00%
Debt instrument, balance	[14]							$ 0	180,000
Note Payable Fifteen [Member]
Short-term Debt [Line Items]
Original amount	[15]							$ 90,000
Origination date	[15]							Sep. 23, 2019
Maturity date	[15]							Mar. 21, 2020
Effective annual interest rate	[15]							18.00%
Debt instrument, balance	[15]							$ 0	90,000
Note Payable Sixteen [Member]
Short-term Debt [Line Items]
Original amount	[16]							$ 150,000
Origination date	[16]							Sep. 30, 2019
Maturity date	[16]							Mar. 31, 2020
Effective annual interest rate	[16]							20.00%
Debt instrument, balance	[16]							$ 0	150,000
Note Payable Seventeen [Member]
Short-term Debt [Line Items]
Original amount	[17]							$ 180,000
Origination date	[17]							Oct. 15, 2019
Maturity date	[17]							Apr. 12, 2020
Effective annual interest rate	[17]							18.00%
Debt instrument, balance	[17]							$ 95,000	180,000
Note Payable Eighteen [Member]
Short-term Debt [Line Items]
Original amount	[18]							$ 180,000
Origination date	[18]							Nov. 05, 2019
Maturity date	[18]							May 03, 2020
Effective annual interest rate	[18]							18.00%
Debt instrument, balance	[18]							$ 0	180,000
Note Payable Nineteen [Member]
Short-term Debt [Line Items]
Original amount	[19]							$ 90,000
Origination date	[19]							Nov. 12, 2019
Maturity date	[19]							May 10, 2020
Effective annual interest rate	[19]							18.00%
Debt instrument, balance	[19]							$ 0	90,000
Note Payable Twenty [Member]
Short-term Debt [Line Items]
Original amount	[20]							$ 100,000
Origination date	[20]							Nov. 19, 2019
Maturity date	[20]							Nov. 19, 2020
Effective annual interest rate	[20]							18.00%
Debt instrument, balance	[20]							$ 0	50,000
Note Payable Twenty One [Member]
Short-term Debt [Line Items]
Original amount	[21]							$ 75,000
Origination date	[21]							Nov. 20, 2019
Maturity date	[21]							May 20, 2020
Effective annual interest rate	[21]							16.00%
Debt instrument, balance	[21]							$ 0	75,000
Note Payable Twenty Two [Member]
Short-term Debt [Line Items]
Original amount	[22]							$ 455,670
Origination date	[22]							Dec. 17, 2019
Maturity date	[22]							Jun. 04, 2022
Effective annual interest rate	[22]							12.00%
Debt instrument, balance	[22]							$ 408,875	455,670
Note Payable Twenty Three [Member]
Short-term Debt [Line Items]
Original amount	[23]							$ 134,386
Origination date	[23]							Dec. 20, 2019
Debt instrument, balance	[23]								134,386
Note Payable Twenty Four [Member]
Short-term Debt [Line Items]
Origination date	[24]							Dec. 31, 2019
Debt instrument, balance	[24]							$ 12,219	$ 17,400
Note Payable Twenty Five [Member]
Short-term Debt [Line Items]
Original amount	[25]							$ 201,000
Origination date	[25]							Jan. 30, 2020
Maturity date	[25]							Jun. 01, 2020
Effective annual interest rate	[25]							12.00%
Debt instrument, balance	[25]							$ 183,000
Note Payable Twenty Six [Member]
Short-term Debt [Line Items]
Original amount	[26]							$ 125,000
Origination date	[26]							Jan. 31, 2020
Maturity date	[26]							Jan. 31, 2021
Effective annual interest rate	[26]							7.50%
Debt instrument, balance	[26]							$ 0
Note Payable Twenty Seven [Member]
Short-term Debt [Line Items]
Original amount	[27]							$ 225,000
Origination date	[27]							Feb. 14, 2020
Maturity date	[27]							Jan. 14, 2021
Effective annual interest rate	[27]							25.00%
Debt instrument, balance	[27]							$ 18,750
Note Payable Twenty Eight [Member]
Short-term Debt [Line Items]
Original amount	[28]							$ 90,000
Origination date	[28]							Feb. 18, 2020
Maturity date	[28]							Feb. 18, 2021
Effective annual interest rate	[28]							18.00%
Debt instrument, balance	[28]							$ 0
Note Payable Twenty Nine [Member]
Short-term Debt [Line Items]
Original amount	[29]							$ 180,000
Origination date	[29]							Feb. 20, 2020
Maturity date	[29]							Feb. 20, 2021
Effective annual interest rate	[29]							18.00%
Debt instrument, balance	[29]							$ 0
Note Payable Thirty [Member]
Short-term Debt [Line Items]
Original amount	[30]							$ 200,000
Origination date	[30]							Mar. 06, 2020
Maturity date	[30]							Jul. 06, 2021
Effective annual interest rate	[30]							12.00%
Debt instrument, balance	[30]							$ 200,000
Note Payable Thirty One [Member]
Short-term Debt [Line Items]
Original amount	[31]							$ 722,422
Origination date	[31]							Mar. 10, 2020
Maturity date	[31]							Feb. 08, 2024
Effective annual interest rate	[31]							11.50%
Debt instrument, balance	[31]							$ 679,609
Note Payable Thirty Two [Member]
Short-term Debt [Line Items]
Original amount	[32]							$ 90,000
Origination date	[32]							Mar. 11, 2020
Maturity date	[32]							Sep. 11, 2020
Effective annual interest rate	[32]							18.00%
Debt instrument, balance	[32]							$ 0
Note Payable Thirty Three [Member]
Short-term Debt [Line Items]
Original amount	[33]							$ 300,000
Origination date	[33]							Mar. 26, 2020
Maturity date	[33]							Mar. 26, 2021
Effective annual interest rate	[33]							6.00%
Debt instrument, balance	[33]							$ 300,000
Note Payable Thirty Four [Member]
Short-term Debt [Line Items]
Original amount	[34]							$ 150,000
Origination date	[34]							Apr. 01, 2020
Maturity date	[34]							Oct. 01, 2020
Effective annual interest rate	[34]							20.00%
Debt instrument, balance	[34]							$ 0
Note Payable Thirty Five [Member]
Short-term Debt [Line Items]
Original amount	[35]							$ 8,000
Origination date	[35]							Apr. 15, 2020
Maturity date	[35]							May 15, 2021
Debt instrument, balance	[35]							$ 8,000
Note Payable Thirty Six [Member]
Short-term Debt [Line Items]
Original amount	[36]							$ 18,343
Origination date	[36]							Apr. 15, 2020
Maturity date	[36]							May 15, 2021
Debt instrument, balance	[36]							$ 18,343
Note Payable Thirty Seven [Member]
Short-term Debt [Line Items]
Original amount	[37]							$ 180,000
Origination date	[37]							Apr. 25, 2020
Maturity date	[37]							Oct. 25, 2020
Effective annual interest rate	[37]							18.00%
Debt instrument, balance	[37]							$ 0
Note Payable Thirty Eight [Member]
Short-term Debt [Line Items]
Original amount	[38]							$ 450,000
Origination date	[38]							May 01, 2020
Maturity date	[38]							Oct. 31, 2020
Effective annual interest rate	[38]							18.00%
Debt instrument, balance	[38]							$ 0
Note Payable Thirty Nine [Member]
Short-term Debt [Line Items]
Original amount	[39]							$ 100,000
Origination date	[39]							May 20, 2020
Maturity date	[39]							Nov. 20, 2020
Effective annual interest rate	[39]							18.00%
Debt instrument, balance	[39]							$ 0
Note Payable Forty [Member]
Short-term Debt [Line Items]
Original amount	[40]							$ 100,000
Origination date	[40]							Jun. 10, 2020
Maturity date	[40]							Dec. 10, 2020
Debt instrument, balance	[40]							$ 100,000
Note Payable Forty One [Member]
Short-term Debt [Line Items]
Original amount	[41]							$ 75,000
Origination date	[41]							Jun. 15, 2020
Maturity date	[41]							Jun. 15, 2021
Effective annual interest rate	[41]							18.00%
Debt instrument, balance	[41]							$ 75,000
Note Payable Forty Two [Member]
Short-term Debt [Line Items]
Original amount	[42]							$ 101,000
Origination date	[42]							Jun. 18, 2020
Maturity date	[42]							Dec. 18, 2020
Debt instrument, balance	[42]							$ 101,000
Note Payable Forty Three [Member]
Short-term Debt [Line Items]
Original amount	[43]							$ 50,000
Origination date	[43]							Jun. 29, 2020
Maturity date	[43]							Sep. 29, 2020
Debt instrument, balance	[43]							$ 0
Note Payable Forty Four [Member]
Short-term Debt [Line Items]
Original amount	[44]							$ 102,000
Origination date	[44]							Jul. 03, 2020
Maturity date	[44]							Oct. 03, 2020
Debt instrument, balance	[44]							$ 72,188
Note Payable Forty Five [Member]
Short-term Debt [Line Items]
Original amount	[45]							$ 150,000
Origination date	[45]							Jul. 31, 2020
Maturity date	[45]							Jul. 31, 2021
Effective annual interest rate	[45]							12.00%
Debt instrument, balance	[45]							$ 0
Note Payable Forty Six [Member]
Short-term Debt [Line Items]
Original amount	[46]							$ 150,000
Origination date	[46]							Aug. 05, 2020
Maturity date	[46]							Aug. 05, 2021
Effective annual interest rate	[46]							12.00%
Debt instrument, balance	[46]							$ 134,400
Note Payable Forty Seven [Member]
Short-term Debt [Line Items]
Original amount	[47]							$ 350,000
Origination date	[47]							Sep. 03, 2020
Maturity date	[47]							Sep. 03, 2021
Effective annual interest rate	[47]							12.00%
Debt instrument, balance	[47]							$ 392,000
Note Payable Forty Eight [Member]
Short-term Debt [Line Items]
Original amount	[48]							$ 100,000
Origination date	[48]							Sep. 10, 2020
Maturity date	[48]							Sep. 10, 2021
Effective annual interest rate	[48]							12.00%
Debt instrument, balance	[48]							$ 100,000
Note Payable Forty Nine [Member]
Short-term Debt [Line Items]
Original amount	[49]							$ 250,000
Origination date	[49]							Oct. 01, 2020
Maturity date	[49]							Jan. 02, 2021
Effective annual interest rate	[49]							8.00%
Debt instrument, balance	[49]							$ 250,000
Note Payable Fifty [Member]
Short-term Debt [Line Items]
Original amount	[50]							$ 100,000
Origination date	[50]							Oct. 06, 2020
Maturity date	[50]							Oct. 06, 2021
Effective annual interest rate	[50]							12.00%
Debt instrument, balance	[50]							$ 100,000
Note Payable Fifty One [Member]
Short-term Debt [Line Items]
Original amount	[51]							$ 200,000
Origination date	[51]							Oct. 13, 2020
Maturity date	[51]							Oct. 13, 2021
Effective annual interest rate	[51]							12.00%
Debt instrument, balance	[51]							$ 200,000
Note Payable Fifty Two [Member]
Short-term Debt [Line Items]
Original amount	[52]							$ 250,000
Origination date	[52]							Oct. 21, 2020
Maturity date	[52]							Apr. 21, 2021
Effective annual interest rate	[52]							8.00%
Debt instrument, balance	[52]							$ 250,000
Note Payable Fifty Three [Member]
Short-term Debt [Line Items]
Original amount	[53]							$ 450,000
Origination date	[53]							Nov. 01, 2020
Maturity date	[53]							Apr. 30, 2021
Effective annual interest rate	[53]							20.00%
Debt instrument, balance	[53]							$ 450,000
Note Payable Fifty Four [Member]
Short-term Debt [Line Items]
Original amount	[54]							$ 150,000
Origination date	[54]							Nov. 01, 2020
Maturity date	[54]							Apr. 30, 2021
Effective annual interest rate	[54]							20.00%
Debt instrument, balance	[54]							$ 150,000
Note Payable Fifty Five [Member]
Short-term Debt [Line Items]
Original amount	[55]							$ 118,049
Origination date	[55]							Nov. 19, 2020
Maturity date	[55]							Nov. 19, 2021
Effective annual interest rate	[55]							18.00%
Debt instrument, balance	[55]							$ 118,049
Note Payable Fifty Six [Member]
Short-term Debt [Line Items]
Original amount	[56]							$ 109,200
Origination date	[56]							Nov. 20, 2020
Maturity date	[56]							May 21, 2021
Effective annual interest rate	[56]							18.00%
Debt instrument, balance	[56]							$ 109,200
Note Payable Fifty Seven [Member]
Short-term Debt [Line Items]
Original amount	[57]							$ 60,000
Origination date	[57]							Dec. 16, 2020
Maturity date	[57]							Dec. 16, 2021
Effective annual interest rate	[57]							18.00%
Debt instrument, balance	[57]							$ 60,000
Note Payable Fifty Eight [Member]
Short-term Debt [Line Items]
Original amount	[58]							$ 40,000
Origination date	[58]							Jan. 06, 2021
Maturity date	[58]							Jan. 07, 2022
Effective annual interest rate	[58]							18.00%
Note Payable Fifty Nine [Member]
Short-term Debt [Line Items]
Original amount	[59]							$ 117,600
Origination date	[59]							Mar. 01, 2021
Maturity date	[59]							Apr. 21, 2021
Effective annual interest rate	[59]							8.00%
Note Payable Sixty [Member]
Short-term Debt [Line Items]
Original amount	[60]							$ 50,000
Origination date	[60]							Mar. 04, 2021
Maturity date	[60]							Mar. 04, 2022
Effective annual interest rate	[60]							12.00%
Note Payable Sixty One [Member]
Short-term Debt [Line Items]
Original amount	[61]							$ 273,187
Origination date	[61]							Mar. 31, 2021
Maturity date	[61]							Dec. 01, 2021
Note Payable Sixty Two [Member]
Short-term Debt [Line Items]
Original amount	[62]							$ 1,000,000
Origination date	[62]							Apr. 09, 2021
Maturity date	[62]							Oct. 06, 2021
Effective annual interest rate	[62]							8.00%
Note Payable Sixty Three [Member]
Short-term Debt [Line Items]
Original amount	[63]							$ 591,000
Origination date	[63]							Apr. 18, 2021
Maturity date	[63]							Sep. 01, 2023
Note Payable Sixty Four [Member]
Short-term Debt [Line Items]
Original amount	[64]							$ 639,956
Origination date	[64]							Apr. 21, 2021
Maturity date	[64]							Apr. 22, 2021
Effective annual interest rate	[64]							8.00%
Note Payable Sixty Five [Member]
Short-term Debt [Line Items]
Original amount	[65]							$ 151,688
Origination date	[65]							Apr. 22, 2021
Maturity date	[65]							May 01, 2021
Note Payable Sixty Six [Member]
Short-term Debt [Line Items]
Original amount	[66]							$ 190,000
Origination date	[66]							Apr. 30, 2021
Maturity date	[66]							Oct. 30, 2021

[1]	On March 4, 2018, the Company entered into a promissory note with an unrelated party to develop a new product. The new product has yet to be produced. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
[2]	On January 9, 2019, the Company accepted a loan from Amazon Lending for $7,000 that was extended to $11,000 on July 11, 2019 and to $26,000 on January 10, 2020. This loan is paid in full.
[3]	On November 1, 2018, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note or convert the note balance into equity.
[4]	On December 31, 2018, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated March 10, 2020, with the unrelated party.
[5]	On January 14, 2019, the Company entered into a promissory note with an unrelated party for working capital. The Company and the unrelated party are in discussions to consolidate this note which is in default into a new current note, pay the balance on the note, or convert the note balance into equity.
[6]	On March 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated September 30, 2019.
[7]	On May 1, 2019, the Company entered into a promissory note with an unrelated party for working capital. The balance of the note was consolidated into a new note dated May 1, 2020.
[8]	On July 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 14, 2020.
[9]	On July 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
[10]	On August 22, 2019, the Company entered into a promissory note with an unrelated party. The note, which is in default, requires the Company to issue 10,000 shares of Common Stock to the unrelated party each day the note is in default.
[11]	On August 26, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated February 20, 2020.
[12]	On September 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
[13]	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
[14]	On September 13, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.10 per share.
[15]	On September 23, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 11, 2020.
[16]	On September 30, 2019, the Company entered into a promissory note. The balance of the note was consolidated into a new note dated April 1, 2020.
[17]	On October 15, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 22, 2021.
[18]	On November 5, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 25, 2021.
[19]	On November 12, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into shares of the Company’s Common Stock at $0.067 per share.
[20]	On November 19, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 19, 2020.
[21]	On November 20, 2019, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 20, 2020.
[22]	On December 17, 2019, the Company entered into a secured promissory note with an unrelated party. The balance of the note was consolidated into a new note dated April 18, 2021.
[23]	On December 20, 2019, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated March 10, 2020.
[24]	On December 20, 2018, the Company entered into a loan agreement with American Express. The Company makes monthly payments to satisfy the loan agreement.
[25]	On January 30, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated April 18, 2021.
[26]	On January 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
[27]	On February 14, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
[28]	On February 18, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
[29]	On February 20, 2020, the Company entered into a secured promissory note with an unrelated party. The balance of the note was converted into shares of the Company’s Common Stock at $0.10 per share.
[30]	On March 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[31]	On March 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[32]	On March 11, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated September 10, 2020.
[33]	On March 26, 2020, the Company entered into a promissory note with an unrelated party.
[34]	On April 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated November 1, 2020.
[35]	On April 15, 2020, the Company received an Economic Injury Disaster Loan (EIDL). The loan has been forgiven.
[36]	On April 15, 2020, the Company received a Paycheck Protection Program Loan. The loan has been forgiven.
[37]	On April 25, 2020, the Company entered into a secured promissory note with an unrelated party to manufacture inventory. The balance of the note was consolidated into a new note dated October 13, 2020.
[38]	On May 1, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated October 31, 2020.
[39]	On May 20, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note and the earned interest was rolled into a new note dated November 20, 2020.
[40]	On June 10, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
[41]	On June 15, 2020, the Company entered into a promissory note with an unrelated party.
[42]	On June 18, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
[43]	On June 29, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
[44]	On July 3, 2020, the Company entered into a promissory note with an unrelated party. The balance of the note was consolidated into a new note dated March 31, 2021.
[45]	On July 31, 2020, the Company entered into a promissory note with an unrelated party. The note was paid in full.
[46]	On August 5, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[47]	On September 3, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[48]	On September 10, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[49]	On October 1, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.
[50]	On October 6, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[51]	On October 13, 2020, the Company entered into a promissory note with an unrelated party. The Company and the unrelated party are in discussions regarding the note, which is in default.
[52]	On October 21, 2020, the Company entered into a secured promissory note with a related party. The balance of the note was consolidated into a new note dated April 21, 2021.
[53]	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
[54]	On November 1, 2020, the Company entered into a promissory note with an unrelated party.
[55]	On November 19, 2020, the Company entered into a promissory note with an unrelated party.
[56]	On November 20, 2020, the Company entered into a promissory note with an unrelated party.
[57]	On December 16, 2020, the Company entered into a promissory note with an unrelated party.
[58]	On January 6, 2021, the Company entered into a promissory note with an unrelated party.
[59]	On March 1, 2021, a related party advanced money that was consolidated into a new note dated April 21, 2021.
[60]	On March 4, 2021, the Company entered into a promissory note with an unrelated party. The Company and unrelated party are in discussions regarding the note, which is in default.
[61]	On March 31, 2021, the Company entered into a forbearance agreement with an unrelated party to refinance existing loan amounts of $273,187.
[62]	On April 9, 2021, the Company entered into a bridge loan agreement with an related party.
[63]	On April 18, 2021, the Company entered into a secured promissory note with an unrelated party to refinance existing loan amounts of $408,875 and $183,000.
[64]	On April 21, 2021, the Company entered into a settlement agreement with a related party and paid off $617,600 of principal plus interest.
[65]	On April 22, 2021, the Company entered into a settlement agreement with an unrelated party and paid off $95,000 of principal plus interest.
[66]	On April 30, 2021, an officer of the Company loaned $190,000 to the Company.